FIRST AMERICAN
                                                   STRATEGY FUNDS, INC.


                                  STRATEGY
                                       FUNDS


                                                          1999 SEMIANNUAL REPORT

[LOGO] FIRST AMERICAN
          THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN FAMILY OF FUNDS    INVESTMENTS FOR EVERY GOAL

------------------------          FIRST AMERICAN FUNDS OFFER A FULL RANGE OF
  HIGHER RISK/RETURN              INVESTMENT STRATEGIES TO HELP YOU CREATE A
  POTENTIAL                       PERSONALIZED, DIVERSIFIED PORTFOLIO. SUPPORTED
------------------------          BY EXTENSIVE RESEARCH AND A HIGHLY DEVELOPED
                                  TEAM APPROACH TO INVESTMENT DECISION
  SECTOR FUNDS                    MAKING, FIRST AMERICAN FUNDS CAN HELP BUILD
                                  A WINNING STRATEGY FOR ANY INVESTOR.

  INTERNATIONAL FUNDS


  SMALL CAP FUNDS


  MID CAP FUNDS


  LARGE CAP FUNDS


  STRATEGY FUNDS
  Strategy Aggressive Growth
  Strategy Growth
  Strategy Growth & Income
  Strategy Income


  BOND FUNDS


  TAX FREE BOND FUNDS


  MONEY MARKET FUNDS

------------------------
  LOWER RISK/RETURN
  POTENTIAL
------------------------



                                  TABLE OF
                                  CONTENTS
                                  ----------------------------------------------
                                  MESSAGE TO SHAREHOLDERS                  1
                                  ----------------------------------------------
                                  STATEMENTS OF NET ASSETS                 3
                                  ----------------------------------------------
                                  STATEMENTS OF OPERATIONS                 5
                                  ----------------------------------------------
                                  STATEMENTS OF CHANGES IN NET ASSETS      6
                                  ----------------------------------------------
                                  FINANCIAL HIGHLIGHTS                     8
                                  ----------------------------------------------
                                  NOTES TO FINANCIAL STATEMENTS           10
                                  ----------------------------------------------
                                  NOTICE TO SHAREHOLDERS                  14
                                  ----------------------------------------------


-------------------------------------------------------------------------------
      NOT FDIC INSURED        NO BANK GUARANTEE         MAY LOSE VALUE
-------------------------------------------------------------------------------

MESSAGE TO SHAREHOLDERS  MAY 14, 1999


DEAR SHAREHOLDERS:


On behalf of the entire board of directors and management of First American Asset Management, we are pleased to welcome all new fund shareholders and to thank our long-term shareholders for your continued support.
      The economic environment has changed dramatically since September 30, the date of our last shareholder update. At that time, worried investors drove the Dow Jones Industrial Average down 20 percent, fueled by fears of an economic crisis overseas. Some economists even predicted that problems in Asia could ultimately send the U.S. economy into a recession.
      Since then, the Dow has staged a non-stop rally, rising more than 2,000 points to surpass the 10,000 barrier. Many Asian nations have partially recovered from their financial crises, while the U.S. economy continues to expand at an unprecedented rate. Thanks to low unemployment, low inflation, stable interest rates and strong consumer spending, it is business as usual for our robust economy.
      No one can predict with certainty such a spectacular market movement. That's why we believe that successful long-term investing results from asset allocation among equity, bond and money market funds. In increasingly volatile markets, a well-balanced portfolio may cushion you against unfavorable developments affecting any particular investment style or asset class. In short, an asset allocation plan can help smooth out market fluctuations to produce more consistent returns year after year.
      As an investor in First American Strategy Funds, you have the benefits of asset allocation and professional portfolio management in a single investment choice. First American Strategy Funds are designed to meet your investment goals, time horizons and risk tolerance criteria. Each Strategy Fund is divided among a range of asset classes to help protect its value from the effect of sudden changes in any one type of investment or asset class. In addition, Strategy Funds are evaluated periodically to ensure that they maintain their desired asset allocation even though market conditions may have changed.


                          1        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

MESSAGE TO SHAREHOLDERS CONTINUED


      In closing, we are pleased to announce that the First American family of funds recently surpassed $30 billion in total assets -- a significant milestone which illustrates the broad appeal of our team approach to management and our commitment to disciplined investment processes.
      Again, thank you for your confidence in our fund family. We look forward to continuing to serve your investment needs.


Sincerely,


/s/ Virginia L. Stringer
VIRGINIA L. STRINGER
Chairman
First American Strategy Funds, Inc.


/s/ James S. Doak
JAMES S. DOAK
Senior Managing Director, Equities
First American Asset Management


/s/ Paul A. Dow
PAUL A. DOW
Senior Managing Director, Fixed Income
First American Asset Management


                          2        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS  MARCH 31, 1999 (UNAUDITED)

AGGRESSIVE GROWTH FUND

DESCRIPTION                                              SHARES     VALUE (000)
-------------------------------------------------------------------------------
EQUITY FUNDS - 84.1%
First American Investment Funds, Inc.
    Emerging Markets Fund*                               623,328     $   3,734
    International Fund                                   572,582         7,856
    Large Cap Growth Fund                                467,324         9,029
    Large Cap Value Fund                                 602,391        13,686
    Mid Cap Growth Fund*                                 612,175         7,469
    Mid Cap Value Fund                                   573,716         7,447
    Small Cap Growth Fund*                               259,720         3,883
    Small Cap Value Fund                                 305,158         3,692
                                                                     ---------
TOTAL EQUITY FUNDS
    (Cost $60,414)                                                      56,796
                                                                     ---------
FIXED INCOME FUNDS - 14.4%
First American Investment Funds, Inc.
    Fixed Income Fund                                    696,761         7,699
    Strategic Income Fund                                213,834         2,029
                                                                     ---------
TOTAL FIXED INCOME FUNDS
    (Cost $9,989)                                                        9,728
                                                                     ---------
MONEY MARKET FUND - 1.5%
First American Funds, Inc.
    Prime Obligations Fund                             1,017,186         1,017
                                                                     ---------
TOTAL MONEY MARKET FUND
    (Cost $1,017)                                                        1,017
                                                                     ---------
TOTAL INVESTMENTS - 100.0%
    (Cost $71,420)                                                      67,541
                                                                     ---------
OTHER ASSETS AND LIABILITIES, NET - (0.0)%                                 (11)
                                                                     ---------
NET ASSETS:
Portfolio Capital - ($.01 par value - 20
  billion authorized) based on
  5,764,592 outstanding shares                                       $  69,164
Undistributed net investment income                                        275
Accumulated net realized gain on
 investments                                                             1,970
Net unrealized depreciation of
 investments                                                            (3,879)
                                                                     ---------
TOTAL NET ASSETS - 100.0%                                            $  67,530
                                                                     ---------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE                                                     $   11.71
                                                                     ---------

*Currently non-income producing.


GROWTH FUND

DESCRIPTION                                              SHARES     VALUE (000)
-------------------------------------------------------------------------------
EQUITY FUNDS - 69.2%
First American Investment Funds, Inc.
    Emerging Markets Fund*                               365,741     $   2,191
    International Fund                                   517,215         7,096
    Large Cap Growth Fund                                608,027        11,747
    Large Cap Value Fund                                 767,392        17,435
    Mid Cap Growth Fund*                                 620,901         7,575
    Mid Cap Value Fund                                   582,192         7,557
    Small Cap Growth Fund*                               236,404         3,534
    Small Cap Value Fund                                 286,822         3,471
                                                                     ---------
TOTAL EQUITY FUNDS
    (Cost $63,204)                                                      60,606
                                                                     ---------
FIXED INCOME FUNDS - 29.4%
First American Investment Funds, Inc.
    Fixed Income Fund                                  1,849,596        20,438
    Strategic Income Fund                                560,675         5,321
                                                                     ---------
TOTAL FIXED INCOME FUNDS
    (Cost $26,433)                                                      25,759
                                                                     ---------
MONEY MARKET FUND - 1.1%
First American Funds, Inc.
    Prime Obligations Fund                               927,949           928
                                                                     ---------
TOTAL MONEY MARKET FUND
    (Cost $928)                                                            928
                                                                     ---------
TOTAL INVESTMENTS - 99.7%
    (Cost $90,565)                                                      87,293
                                                                     ---------
OTHER ASSETS AND LIABILITIES, NET - 0.3%                                   284
                                                                     ---------
NET ASSETS:
Portfolio Capital - ($.01 par value - 20
  billion authorized) based on
  7,627,345 outstanding shares                                       $  88,044
Undistributed net investment income                                        299
Accumulated net realized gain on
 investments                                                             2,506
Net unrealized depreciation of
 investments                                                            (3,272)
                                                                     ---------
TOTAL NET ASSETS - 100.0%                                            $  87,577
                                                                     ---------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE                                                     $   11.48
                                                                     ---------

*Currently non-income producing.


The accompanying notes are an integral part of the financial statements.


                          3        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS  MARCH 31, 1999 (UNAUDITED)

GROWTH & INCOME FUND

DESCRIPTION                                              SHARES     VALUE (000)
-------------------------------------------------------------------------------
EQUITY FUNDS - 52.0%
First American Investment Funds, Inc.
    Emerging Markets Fund*                               338,007     $   2,025
    International Fund                                   680,495         9,336
    Large Cap Growth Fund                              1,273,865        24,611
    Large Cap Value Fund                               1,647,599        37,433
    Mid Cap Growth Fund*                               1,039,143        12,678
    Mid Cap Value Fund                                   953,118        12,372
    Small Cap Growth Fund*                               423,763         6,335
    Small Cap Value Fund                                 501,478         6,068
                                                                     ---------
TOTAL EQUITY FUNDS
    (Cost $113,669)                                                    110,858
                                                                     ---------
FIXED INCOME FUNDS - 42.0%
First American Investment Funds, Inc.
    Fixed Income Fund                                  6,467,942        71,471
    Strategic Income Fund                              1,907,177        18,099
                                                                     ---------
TOTAL FIXED INCOME FUNDS
    (Cost $91,435)                                                      89,570
                                                                     ---------
MONEY MARKET FUND - 0.7%
First American Funds, Inc.
    Prime Obligations Fund                             1,476,092         1,476
                                                                     ---------
TOTAL MONEY MARKET FUNDS
    (Cost $1,476)                                                        1,476
                                                                     ---------
TOTAL INVESTMENTS - 94.7%
    (Cost $206,580)                                                    201,904
                                                                     ---------
OTHER ASSETS AND LIABILITIES, NET - 5.3%(A)                             11,365
                                                                     ---------
NET ASSETS:
Portfolio Capital - ($.01 par value - 20
  billion authorized) based on
  18,819,791 outstanding shares                                      $ 210,642
Undistributed net investment income                                        684
Accumulated net realized gain on
 investments                                                             6,619
Net unrealized depreciation of
 investments                                                            (4,676)
                                                                     ---------
TOTAL NET ASSETS - 100.0%                                            $ 213,269
                                                                     ---------
NET ASSET VALUE, OFFERING PRICE, AND
 REDEMPTION PRICE PER SHARE                                          $   11.33
                                                                     ---------

 * Currently non-income producing.
(A)Other assets and liabilities representing greater than five percent of total net assets include the following (000): Receivable for shares sold, $11,947


INCOME FUND

DESCRIPTION                                              SHARES     VALUE (000)
-------------------------------------------------------------------------------
FIXED INCOME FUNDS - 69.4%
First American Investment Funds, Inc.
    Fixed Income Fund                                  5,594,227     $  61,816
    Strategic Income Fund                              1,672,671        15,873
                                                                     ---------
TOTAL FIXED INCOME FUNDS
    (Cost $79,258)                                                      77,689
                                                                     ---------
EQUITY FUNDS - 29.8%
First American Investment Funds, Inc.
    Equity Income Fund                                 1,567,155        26,532
    Real Estate Securities Fund                          616,546         6,850
                                                                     ---------
TOTAL EQUITY FUNDS
    (Cost $33,087)                                                      33,382
                                                                     ---------
MONEY MARKET FUND - 0.8%
First American Funds, Inc.
    Prime Obligations Fund                               873,834           874
                                                                     ---------
TOTAL MONEY MARKET FUND
    (Cost $874)                                                            874
                                                                     ---------
TOTAL INVESTMENTS - 100.0%
    (Cost $113,219)                                                    111,945
                                                                     ---------
OTHER ASSETS AND LIABILITIES, NET - 0.0%                                    29
                                                                     ---------
NET ASSETS:
Portfolio Capital - ($.01 par value - 20
  billion authorized) based on
  10,279,597 outstanding shares                                      $ 111,825
Undistributed net investment income                                        321
Accumulated net realized gain on
 investments                                                             1,102
Net unrealized depreciation of
 investments                                                            (1,274)
                                                                     ---------
TOTAL NET ASSETS - 100.0%                                            $ 111,974
                                                                     ---------
NET ASSET VALUE, OFFERING PRICE, AND
 REDEMPTION PRICE PER SHARE                                          $   10.89
                                                                     ---------


The accompanying notes are an integral part of the financial statements.


                          4        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
OPERATIONS     FOR THE SIX MONTHS ENDED MARCH 31, 1999, (UNAUDITED) IN THOUSANDS

                                                AGGRESSIVE                      GROWTH &
                                               GROWTH FUND    GROWTH FUND    INCOME FUND    INCOME FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Income distributions received from
 underlying funds                                 $    557       $    986       $  3,281       $  2,937
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                557            986          3,281          2,937
=======================================================================================================
EXPENSES:
Investment advisory fees                                85            100            261            144
Less: Waiver of investment advisory fees               (85)          (100)          (261)          (144)
Less: Reimbursement of expenses by adviser            (119)          (137)          (277)          (178)
Shareholder servicing fee                               85            100            261            144
Administrator fees                                      37             44            113             63
Transfer agent fees                                     37             43             42             45
Custodian fees                                          10             12             31             17
Directors' fees                                          1              1              2              1
Registration fees                                       19             22             49             29
Professional fees                                       10             13             32             18
Printing                                                 6              7             19             10
Other                                                    3              3              5              4
-------------------------------------------------------------------------------------------------------
TOTAL EXPENSES AFTER WAIVERS
 AND REIMBURSEMENTS                                     89            108            277            153
=======================================================================================================
Investment income - net                                468            878          3,004          2,784
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS
ON INVESTMENTS - NET:

Capital gain distributions received
 from underlying funds                               5,875          5,503         14,153          2,214

Net realized gain (loss) on investments             (1,503)          (757)        (2,235)           255

Net change in unrealized appreciation
 (depreciation) of investments                       3,716          2,348          5,245         (2,061)
-------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                              8,088          7,094         17,163            408
=======================================================================================================
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                        $  8,556       $  7,972       $ 20,167       $  3,192
=======================================================================================================

The accompanying notes are an integral part of the financial statements.


                          5        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
CHANGES IN NET ASSETS      IN THOUSANDS

                                                                            AGGRESSIVE GROWTH FUND                   GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                            10/1/98        10/1/97        10/1/98        10/1/97
                                                                                 to             to             to             to
                                                                            3/31/99        9/30/98        3/31/99        9/30/98
                                                                        (unaudited)                   (unaudited)
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                                                    $    468       $    931       $    878       $  1,268
Capital gain distributions received from underlying funds                     5,875          3,047          5,503          2,429
Net realized gain (loss) on investments                                      (1,503)          (487)          (757)           109
Net change in unrealized appreciation (depreciation) of investments           3,716         (9,882)         2,348         (8,431)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               8,556         (6,391)         7,972         (4,625)
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment Income - net                                                        (206)          (918)          (589)        (1,257)
Net realized gain on investments                                             (4,936)           (74)        (4,699)          (146)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                          (5,142)          (992)        (5,288)        (1,403)
================================================================================================================================
CAPITAL SHARE TRANSACTIONS(1):
Proceeds from sales                                                          19,393         53,597         31,552         66,089
Shares issued in connection with Qualivest merger                                --         32,858             --         28,454
Reinvestment of distributions                                                 5,126            966          4,925          1,320
Payments for redemptions                                                    (23,038)       (31,128)       (17,240)       (39,855)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions             1,481         56,293         19,237         56,008
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                       4,895         48,910         21,921         49,980
NET ASSETS AT BEGINNING OF PERIOD                                            62,635         13,725         65,656         15,676
================================================================================================================================
NET ASSETS AT END OF PERIOD(2)                                             $ 67,530       $ 62,635       $ 87,577       $ 65,656
================================================================================================================================
(1)CAPITAL SHARE TRANSACTIONS:
  Shares issued                                                               1,654          4,257          2,765          5,431
  Shares issued in connection with Qualivest merger                              --          2,705             --          2,408
  Shares issued in lieu of cash distributions                                   449             79            437            111
  Shares redeemed                                                            (1,978)        (2,492)        (1,516)        (3,302)
--------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN CAPITAL SHARES                                     125          4,549          1,686          4,648
================================================================================================================================

The accompanying notes are an integral part of the financial statements.


                          6        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

       GROWTH & INCOME FUND                     INCOME FUND
-----------------------------------------------------------
    10/1/98         10/1/97         10/1/98         10/1/97
         to              to              to              to
    3/31/99         9/30/98         3/31/99         9/30/98
(unaudited)                     (unaudited)
-----------------------------------------------------------

  $   3,004       $   5,851       $   2,784       $   3,956
     14,153           6,699           2,214             949
     (2,235)          1,357             255           2,044
      5,245         (18,324)         (2,061)           (577)
-----------------------------------------------------------
     20,167          (4,417)          3,192           6,372
-----------------------------------------------------------

     (2,363)         (5,809)         (2,463)         (3,956)
    (13,094)           (315)         (4,288)            (86)      (2)Includes undistributed net
-----------------------------------------------------------          investment income (000) of $275
    (15,457)         (6,124)         (6,751)         (4,042)         and $13 for Aggressive Growth
===========================================================          Fund, $299 and $10 for Growth
                                                                     Fund, $684 and $43 for Growth &
     48,125         121,119          36,587         116,106          Income Fund, and $321 and $0
         --         139,897              --          10,015          for Income Fund at March 31,
     13,378           5,251           6,447           3,768          1999, and September 30, 1998,
    (60,851)        (75,384)        (44,280)        (51,559)         respectively.
-----------------------------------------------------------
        652         190,883          (1,246)         78,330
-----------------------------------------------------------
      5,362         180,342          (4,805)         80,660
    207,907          27,565         116,779          36,119
===========================================================
  $ 213,269       $ 207,907       $ 111,974       $ 116,779
===========================================================

      4,255          10,267           3,317          10,424
         --          12,099              --             918
      1,199             447             588             337
     (5,391)         (6,400)         (4,021)         (4,620)
-----------------------------------------------------------
         63          16,413            (116)          7,059
===========================================================


                          7        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

FINANCIAL HIGHLIGHTS       FOR A SHARE OUTSTANDING, THROUGHOUT THE PERIODS ENDED
                           SEPTEMBER 30, UNLESS OTHERWISE INDICATED.

                                NET ASSET                     REALIZED AND        DIVIDENDS
                                    VALUE            NET        UNREALIZED         FROM NET   DISTRIBUTIONS
                                BEGINNING     INVESTMENT    GAINS (LOSSES)       INVESTMENT    FROM CAPITAL
                                OF PERIOD         INCOME    ON INVESTMENTS           INCOME           GAINS
-----------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUND
 1999* (unaudited)              $   11.11       $   0.18          $   1.35        $  (0.13)       $  (0.80)
 1998                               12.58           0.20             (1.42)          (0.20)          (0.05)
 1997(1)                            10.00           0.11              2.58           (0.11)             --
GROWTH FUND
 1999* (unaudited)              $   11.05       $   0.21          $   1.08        $  (0.17)       $  (0.69)
 1998                               12.12           0.28             (0.98)          (0.28)          (0.09)
 1997(1)                            10.00           0.18              2.12           (0.18)             --
GROWTH & INCOME FUND
 1999* (unaudited)              $   11.08       $   0.24          $   0.84        $  (0.21)       $  (0.62)
 1998                               11.76           0.35             (0.59)          (0.35)          (0.09)
 1997(1)                            10.00           0.26              1.76           (0.26)             --
INCOME FUND
 1999* (unaudited)              $   11.23       $   0.32          $  (0.02)       $  (0.29)       $  (0.35)
 1998                               10.82           0.50              0.43           (0.50)          (0.02)
 1997(1)                            10.00           0.41              0.82           (0.41)             --
-----------------------------------------------------------------------------------------------------------

 * For the six months ended March 31, 1999. All ratios for the period have been annualized.
 + Returns are for the period indicated and have not been annualized.
(1)Commenced operations on October 1, 1996.
(2)Expense ratios do not include expenses of the underlying Funds.
(3)Annualized


The accompanying notes are an integral part of the financial statements.


                          8        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                                        RATIO OF
                                                      RATIO OF     RATIO OF NET      EXPENSES TO
NET ASSET                                          EXPENSES TO       INVESTMENT          AVERAGE
    VALUE                       NET ASSETS             AVERAGE        INCOME TO       NET ASSETS
   END OF          TOTAL            END OF                 NET          AVERAGE       (EXCLUDING       PORTFOLIO
   PERIOD         RETURN      PERIOD (000)           ASSETS(2)       NET ASSETS      WAIVERS)(2)        TURNOVER
----------------------------------------------------------------------------------------------------------------

   $11.71          14.07%+        $ 67,530             0.27%            1.38%            0.86%               23%
    11.11          (9.85)           62,635             0.25             1.66             0.87               152
    12.58          27.06+           13,725             0.60(3)          0.76(3)          2.85(3)              7

   $11.48          11.93%+        $ 87,577             0.27%            2.19%            0.86%               15%
    11.05          (5.95)           65,656             0.25             2.33             0.89               143
    12.12          23.23+           15,676             0.60(3)          1.61(3)          2.62(3)              6

   $11.33           9.99%+        $213,269             0.27%            2.88%            0.78%               25%
    11.08          (2.18)          207,907             0.25             3.05             0.82               158
    11.76          20.47+           27,565             0.60(3)          2.59(3)          2.10(3)             37

   $10.89           2.74%+        $111,974             0.27%            4.84%            0.82%               16%
    11.23           8.72           116,779             0.25             4.63             0.84               106
    10.82          12.51+           36,119             0.60(3)          4.39(3)          2.00(3)             29
----------------------------------------------------------------------------------------------------------------


                          9        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS  MARCH 31, 1999 (UNAUDITED)

1     ORGANIZATION

The Aggressive Growth Fund, Growth Fund, Growth & Income Fund, and Income Fund (collectively, the "Funds") are mutual funds offered by First American Strategy Funds, Inc. ("FASF"). FASF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The Funds invest in First American Funds, Inc. and First American Investment Funds, Inc. mutual funds in a "fund of funds" structure. FASF's articles of incorporation permit the Board of Directors to create additional funds and classes in the future. The Funds' prospectus provides a description of each Fund's, and each underlying Fund's, investment objectives, policies, and strategies. Financial statements for the underlying mutual funds may be obtained by calling 1-800-637-2548.

2     SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION - Investments are valued at the respective net asset value of each underlying fund, determined at the close of the New York Stock Exchange (generally 3:00 pm central time) on the valuation date.

DISTRIBUTIONS TO SHAREHOLDERS - The Funds declare and pay income dividends monthly. Any net realized capital gains on sales of securities for each Fund are distributed to shareholders at least annually.

FEDERAL TAXES - It is each Fund's intention to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. For Federal income tax purposes, required distributions related to realized gains from security transactions are computed as of October 31st. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature.

SECURITY TRANSACTIONS AND RELATED INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for Federal income tax purposes.

EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are allocated to the Funds on the basis of relative net asset value.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.


                         10        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

3     FEES AND EXPENSES

ADVISORY FEES - Pursuant to an investment advisory agreement (the Agreement), U.S. Bank National Association (the Advisor) manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based upon average daily net assets. The fee for each of the Funds is equal to an annual rate of 0.25% of the average daily net assets. The Advisor waived its entire fee, and reimbursed the Funds for additional expenses, during the six months ended March 31, 1999. Such waivers are voluntary and may be discontinued at any time.

ADMINISTRATION FEES - SEI Investments Management Corporation (SIMC) provides administrative services, including certain accounting, legal, and shareholder services, at an annual rate of 0.12% of each Fund's average daily net assets. To the extent that the aggregate net assets of all the First American Family of Funds exceeds $8 billion, the annual rate of each Fund is reduced to 0.105% for their relative share of the excess net assets.

SUBADMINISTRATION FEES - U.S. Bank National Association assists the Administrator and provides sub-administration services for the Funds. For these services, the Administrator compensates the sub-administrator at an annual rate of up to 0.05% of each Fund's average daily net assets. Under this agreement, for the six months ended March 31, 1999, SIMC paid $58,000 to U.S. Bank National Association, for the Funds included in this report. The fees for the six months ended March 31, 1999, were approximately equal to an annual rate of 0.025% of average daily net assets.

CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank National Association serves as the Funds' custodian. The fee for each fund is equal to an annual rate of .03% of average daily net assets which is computed daily and paid monthly.

DISTRIBUTION FEES - SEI Investments Distribution Co. (SIDCO) serves as distributor of the Funds. FASF has adopted and entered into a shareholder service plan and agreement with SIDCO. Each Fund pays to SIDCO a shareholder servicing fee at an annual rate of 0.25% of the average daily net asset value of the shares of each Fund, which is computed daily and paid monthly. Under this agreement, SIDCO paid the following amounts to affiliates of U.S. Bank National Association, for the period ended March 31, 1999 (000):

--------------------------------------------------------------------------------
U.S. Bancorp Piper Jaffray                                                  $ 10
U.S. Bank National Association                                               262
Var & Co.                                                                    213
--------------------------------------------------------------------------------

REDEMPTION FEES - Each fund imposes a redemption fee of 1% on redemptions made within 12 months of purchase. This fee, which is intended to discourage short-term trading, is paid to the Fund. For the six months ended March 31, 1999, redemption fees paid to the Funds were as follows (000):

--------------------------------------------------------------------------------
Aggressive Growth Fund                                                       $ 4
Growth Fund                                                                   --
Growth & Income Fund                                                          --
Income Fund                                                                   --
--------------------------------------------------------------------------------

TRANSFER AGENT FEES - DST Systems, Inc. provides transfer agency services for the Funds. Effective October 1, 1998, FASF appointed U.S. Bank National Association as servicing agent to perform certain transfer agent and dividend disbursing agent services


                         11        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS  MARCH 31, 1999 (UNAUDITED)

with respect to the shares of the Funds held through accounts at U.S. Bank National Association and its affiliates. For the six months ended March 31, 1999, fees paid to U.S. Bank National Association for such services were as follows (000):

--------------------------------------------------------------------------------
Aggressive Growth Fund                                                        $1
Growth Fund                                                                    1
Growth & Income Fund                                                           1
Income Fund                                                                    1
--------------------------------------------------------------------------------

OTHER FEES - In addition to the investment advisory and management fees, custodian fees, service fees, administrator and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses. In addition to the Fund's direct expenses, as described above, Fund shareholders also bear a proportionate share of the underlying Fund's expenses.

For the six months ended March 31, 1999, legal fees and expenses were paid to a law firm of which the Secretary of the Funds is a partner.

4     INVESTMENT SECURITY TRANSACTIONS

During the six months ended March 31, 1999, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities were as follows (000):

                                              PURCHASES                    SALES
--------------------------------------------------------------------------------
Aggressive Growth Fund                          $21,682                  $14,841
Growth Fund                                      35,532                   11,517
Growth & Income Fund                             51,942                   51,105
Income Fund                                      18,163                   18,246
--------------------------------------------------------------------------------

At March 31, 1999, the total cost of securities for Federal income tax purposes, was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at March 31, 1999, is as follows (000):

                        AGGREGATE GROSS      AGGREGATE GROSS
                           APPRECIATION         DEPRECIATION                NET
--------------------------------------------------------------------------------
Aggressive Growth Fund           $1,693            $ (5,572)           $ (3,879)
Growth Fund                       2,162              (5,434)             (3,272)
Growth & Income Fund              5,248              (9,924)             (4,676)
Income Fund                       1,536              (2,810)             (1,274)
--------------------------------------------------------------------------------

5     QUALIVEST MERGER

On November 21, 1997, the following reorganization of certain Qualivest Funds into FASF took place pursuant to a Plan of Reorganization approved by the Qualivest shareholders on October 31, 1997:

QUALIVEST ACQUIRED FUND                     FASF ACQUIRING FUND
--------------------------------------------------------------------------------
Allocated Aggressive Fund                   Aggressive Growth Fund
Allocated Growth Fund                       Growth Fund
Allocated Balanced Fund                     Growth & Income Fund
Allocated Conservative Fund                 Income Fund
--------------------------------------------------------------------------------


                         12        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

The acquisition was accounted for by the method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method). Under the Agreement and Plan of Reorganization, Qualivest class-A and class-Y shares were exchanged for shares of FASF.

The net assets prior to reorganization, and shares issued by the corresponding FASF funds were as follows:

FUND                                     NET ASSETS                SHARES ISSUED
--------------------------------------------------------------------------------
Aggressive Growth Fund                  $17,779,318                    2,704,646
Growth Fund                              20,092,972                    2,408,353
Growth & Income Fund                     43,382,026                   12,099,422
Income Fund                              54,025,309                      917,583
--------------------------------------------------------------------------------

Included in the net assets from the Qualivest Funds were the following components:

                                            UNDISTRIBUTED
                                        (DISTRIBUTIONS IN                            NET
                                           EXCESS OF) NET   ACCUMULATED NET   UNREALIZED            NET
FUND                  PAID IN CAPITAL   INVESTMENT INCOME     REALIZED LOSS         GAIN         ASSETS
-------------------------------------------------------------------------------------------------------
Allocated Conservative   $  9,682,921               $ (7)       $   (7,224)   $  339,641   $ 10,015,331
Allocated Balanced        133,671,156                 --          (197,753)    6,423,738    139,897,141
Allocated Growth           26,873,290                 --           (11,592)    1,592,565     28,454,263
Allocated Aggressive       31,892,422                  1           (18,518)      984,458     32,858,363
-------------------------------------------------------------------------------------------------------

On November 21, 1997, the shares redeemed by the corresponding Qualivest Funds were as follows:

QUALIVEST ACQUIRED FUND                                          SHARES REDEEMED
--------------------------------------------------------------------------------
Allocated Conservative                                                   988,240
Allocated Balanced                                                    12,938,277
Allocated Growth                                                       2,540,239
Allocated Aggressive                                                   2,951,493
--------------------------------------------------------------------------------


                         13        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

NOTICE TO
SHAREHOLDERS  MARCH 31, 1999

ON SEPTEMBER 9, 1998, THE FUNDS' BOARD OF DIRECTORS, UPON THE RECOMMENDATION OF THE AUDIT COMMITTEE, APPOINTED ERNST & YOUNG LLP THE INDEPENDENT ACCOUNTANTS FOR THE FUNDS' FISCAL YEAR ENDING SEPTEMBER 30, 1999, AND DISMISSED KPMG PEAT MARWICK LLP ("KPMG"). KPMG'S REPORTS ON THE FUNDS' FINANCIAL STATEMENTS FOR THE PAST TWO YEARS HAVE NOT CONTAINED AN ADVERSE OPINION OR A DISCLAIMER OF OPINION AND HAVE NOT BEEN QUALIFIED AS TO UNCERTAINTY, AUDIT SCOPE, OR ACCOUNTING PRINCIPLES. IN ADDITION, THERE HAVE NOT BEEN ANY DISAGREEMENTS WITH KPMG DURING THE FUNDS' TWO MOST RECENT FISCAL YEARS ON ANY MATTER OF ACCOUNTING PRINCIPLES OR PRACTICES, FINANCIAL STATEMENT DISCLOSURE, OR AUDITING SCOPE OR PROCEDURE WHICH, IF NOT RESOLVED TO THE SATISFACTION OF KPMG, WOULD HAVE CAUSED IT TO MAKE A REFERENCE TO THE SUBJECT MATTER OF THE DISAGREEMENT IN CONNECTION WITH ITS REPORTS.


                         14        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

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                         15        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

                 (This page has been left blank intentionally.)


                         16        '99 SEMIANNUAL REPORT    FIRST AMERICAN FUNDS

FIRST AMERICAN STRATEGY FUNDS, INC.
BOARD OF DIRECTORS



      MR. DAVID BENNETT

      Director of First American Strategy Funds, Inc.
      Of counsel with Gray, Plant, Mooty, Mooty and Bennett,
      Owner of three privately-held businesses
----------------------------------------------------------------------------



      MR. ROBERT DAYTON

      Director of First American Strategy Funds, Inc.
      Chief Executive Officer of Okabena Company
----------------------------------------------------------------------------



      MR. ROGER GIBSON

      Director of First American Strategy Funds, Inc.
      Vice President of North America-Mountain Region for United Airlines
----------------------------------------------------------------------------



      MR. ANDREW HUNTER III

      Director of First American Strategy Funds, Inc.
      Chairman of Hunter Keith Industries
----------------------------------------------------------------------------



      MR. LEONARD KEDROWSKI

      Director of First American Strategy Funds, Inc.
      Owner and President of Executive Management Consulting, Inc.
----------------------------------------------------------------------------



      MR. ROBERT SPIES

      Director of First American Strategy Funds, Inc.
      Retired Vice President, U.S. Bank National Association
----------------------------------------------------------------------------


      MR. JOSEPH STRAUSS

      Director of First American Strategy Funds, Inc.
      Former Chairman of First American Funds,
      Owner and President of Strauss Management Company
----------------------------------------------------------------------------



      MS. VIRGINIA STRINGER

      Chairman of First American Strategy Funds, Inc.
      Owner and President of Strategic Management Resources, Inc.
----------------------------------------------------------------------------

  FIRST AMERICAN STRATEGY FUNDS, INC.
  1 Freedom Valley Drive
  Oaks, Pennsylvania 19456


INVESTMENT ADVISOR
  FIRST AMERICAN ASSET MANAGEMENT,
  A DIVISION OF U.S. BANK NATIONAL ASSOCIATION    This report and the financial
  601 Second Avenue South                         statements contained herein
  Minneapolis, Minnesota 55402                    are submitted for the general
                                                  information of the
CUSTODIAN                                         shareholders of the
  U.S. BANK NATIONAL ASSOCIATION                  corporation. The report is not
  180 East Fifth Street                           authorized for distribution to
  St. Paul, Minnesota 55101                       prospective investors in the
                                                  corporation unless preceded or
ADMINISTRATOR                                     accompanied by an effective
  SEI INVESTMENTS MANAGEMENT                      prospectus for each of the
  CORPORATION                                     funds included. Shares in the
  1 Freedom Valley Drive                          funds are not deposits or
  Oaks, Pennsylvania 19456                        obligations of, or guaranteed
                                                  or endorsed by, U.S. Bank or
TRANSFER AGENT                                    any of its affiliates. Such
  DST SYSTEMS, INC.                               shares are also not federally
  330 West Ninth Street                           insured by the Federal Deposit
  Kansas City, Missouri 64105                     Insurance Corporation, the
                                                  Federal Reserve Board, or any
DISTRIBUTOR                                       other agency. Investment in
  SEI INVESTMENTS DISTRIBUTION CO.                the shares involve investment
  1 Freedom Valley Drive                          risk including loss of
  Oaks, Pennsylvania 19456                        principal amount invested.

INDEPENDENT AUDITORS                              Past performance does not
  ERNST & YOUNG LLP                               guarantee future results. The
  1400 Pillsbury Center                           principal value of an
  200 South Sixth Street                          investment will fluctuate so
  Minneapolis, Minnesota 55402                    that an investor's shares,
                                                  when redeemed, may be worth
COUNSEL                                           more or less than their
  DORSEY & WHITNEY LLP                            original cost.
  220 South Sixth Street
  Minneapolis, Minnesota 55402


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